UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2013 (Unaudited)

INVESTMENT COMPANIES - 96.93%	Shares	Fair Value
Closed-End Funds - 77.30%
Aberdeen Israel Fund, Inc.	74,611	$1,146,100
Adams Express Co.	351,652	4,356,968
Advance Developing Markets Fund Ltd. (a)(h)	187,317	1,273,646
Advent Claymore Enhanced Growth & Income Fund	23,295	227,825
AllianceBernstein Income Fund, Inc.	196,041	1,380,129
AllianzGI International & Premium Strategy Fund (g)	15,941	168,337
Alpine Total Dynamic Dividend Fund	654,931	2,632,823
American Select Portfolio, Inc.	76,753	737,596
American Strategic Income Portfolio II	229,651	1,862,470
American Strategic Income Portfolio III	562,207	3,890,472
ARC Capital Holdings Ltd. (a)(h)	726,356	355,914
Asia Tigers Fund, Inc.	3,970	46,008
Bancroft Fund, Ltd.	79,335	1,421,683
Blackrock Latin American Investment Trust Plc (h)	80,000	587,988
BlackRock New Energy Investment Trust Plc (h)	308,043	201,971
Boulder Growth & Income Fund, Inc.	428,406	3,268,738
Boulder Total Return Fund, Inc. (a)	184,149	4,014,448
Central Europe, Russia, & Turkey Fund, Inc.	16,229	526,144
Central Securities Corp.	123,123	2,884,772
Clough Global Equity Fund	199,856	3,002,836
Clough Global Opportunities Fund	29,681	381,994
Dividend & Income Fund, Inc.	4,060	58,302
DPF India Opportunities Fund (h)	432,505	1,310,049
DWS Global High Income Fund, Inc.	21,699	173,809
DWS High Income Opportunities Fund, Inc.	8,359	118,280
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	28,831
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	11,803
Eaton Vance Risk-Managed Diversified Equity Income Fund	1,233,186	13,330,741
Ellsworth Fund Ltd.	55,094	433,595
The European Equity Fund, Inc.	5,430	44,135
First Opportunity Fund, Inc. (a)	279,106	2,310,998
Gabelli Global Utility & Income Trust	7,523	147,827
Gabelli Healthcare & WellnessRx Trust	2,925	29,981
General American Investors Co., Inc.	184,994	6,315,695
Helios Strategic Income Fund, Inc.	127,822	811,670
The India Fund, Inc.	79,347	1,519,495
INVESCO Asia Trust Plc (h)	191,737	482,679
JP Morgan Asian Investment Trust Plc (h)	31,111	102,495
Juridica Investments Ltd. (h)	495,258	1,186,631
Kubera Cross-Border Fund Ltd. (h)	380,604	177,742
Liberty All-Star Equity Fund	1,858,339	10,053,614
Marwyn Value Invesors Ltd. (a)(h)	165,122	458,449
Montgomery Street Income Securities, Inc.	1,555	24,429
The New Ireland Fund, Inc. (a)	13,574	159,902
Nuveen Multi-Currency Short-Term Government Income Fund	159,549	1,672,074
Pacific Alliance Asia Opportunities Fund Ltd. (a)(h)	170,108	218,589
Royce Micro-Cap Trust, Inc.	440,426	5,157,388
Royce Value Trust, Inc.	237,206	3,821,389
Swiss Helvetia Fund, Inc.	477,970	6,796,733
Terra Catalyst Fund (h)	29,028	23,144
The Thai Capital Fund, Inc. (c)(f)	106,942	126,192
The Thai Fund, Inc.	134,389	2,670,309
Tri-Continental Corporation	387,319	7,095,684
Virtus Total Return Fund	4,069	16,032
Western Asset Inflation Management Fund, Inc.	47,097	773,333
The Zweig Total Return Fund, Inc.	404,024	5,292,714
		107,323,595
Closed-End Funds - Preferred Shares - 3.32%
Oxford Lane Capital Corp., Series 2017	140,000	3,674,986
Oxford Lane Capital Corp., Series 2023	15,222	350,258
Saratoga Investment Corp.	23,167	583,113
		4,608,357
Auction Rate Preferred Securities - 4.16% (b)(c)(f)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.098%	69	1,638,750
BlackRock Municipal 2018 Term Trust - Series W7, 0.131%	58	1,377,500
DNP Select Income Fund, Inc. - Series D, 0.000%	18	1,512,000
Putnam Managed Municipal Income Trust - Series C, 0.000%	6	225,000
Putnam Municipal Opportunities Trust - Series C, 0.000%	6	112,500
Western Asset Premier Bond Fund - Series M, 0.100%	46	914,250
		5,780,000
Business Development Company - 9.33%
Equus Total Return, Inc. (a)	106,919	202,077
Firsthand Technology Value Fund, Inc. (a)	219,712	5,378,550
Gladstone Investment Corp.	319,755	2,254,273
Monroe Capital Corp.	15,944	207,113
MVC Capital, Inc.	358,872	4,686,868
PennantPark Floating Rate Capital Ltd.	15,944	219,708
		12,948,589
Business Development Company - Preferred Shares - 2.82%
MVC Capital, Inc.	155,757	3,911,058
Total Investment Companies (Cost $118,392,999)		134,571,599

PREFERRED STOCKS - 5.20%
Capital Markets - 0.81%
INTL FCStone, Inc.	3,690	94,095
Ladenburg Thalman Financial Services, Inc.	42,983	1,031,592
		1,125,687
Marine - 0.12%
Box Ships, Inc. (h)	6,624	168,121
Oil, Gas & Consumable Fuels - 0.17%
Miller Energy Resources, Inc.	9,316	232,900
Real Estate Investment Trusts - 4.10%
Preferred Apartment Communities - Series A (c)(f)	6,083	5,699,710
Total Preferred Stocks (Cost $7,215,831)		7,226,418

COMMON STOCKS - 20.00%
Energy, Equipment & Services - 0.98%
Zedi, Inc. (a)(h)	1,984,014	1,367,555
Healthcare Providers & Services - 0.03%
Healthcare Corp. of America (Acquired 10/24/2012, Cost $0) (a)(c)(j)	10,000	45,000
IT Services - 0.10%
JetPay Corp. (a)	39,596	137,002
Life Insurance - 2.65%
Imperial Holdings, Inc. (a)	581,622	3,681,667
Marine - 0.59%
Box Ships, Inc. (h)	56,012	228,529
Paragon Shipping, Inc. - Class A (h)	102,017	589,658
		818,187
Oil, Gas & Consumable Fuels - 0.45%
DCP Midstream Partners LP	12,573	624,375
Pharmaceuticals Preparations - 0.06%
Myrexis, Inc.	857,013	81,502
Real Estate - 0.59%
Gyrodyne Company of America, Inc.	10,914	817,459
Real Estate Investment Trusts - 3.11%
Brookfield Property Partners LP (h)	3,204	62,094
Gladstone Land Corp.	3,382	51,609
Independence Realty Trust, Inc.	86,442	713,147
JAVELIN Mortgage Investment Corp.	288,904	3,417,734
Wheeler Real Estate Investment Trust, Inc.	15,717	67,269
		4,311,853
Software - 0.24%
Single Touch Systems, Inc. (a)	623,270	336,566
Special Purpose Acquisition Vehicle - 11.20% (a)
Andina Acquisition Corp. (h)	95,026	956,912
Aquasition Corp. (h)(i)	400,000	4,012,000
BGS Acquisition Corp. (h)	120,615	1,203,738
Capitol Acquisition Corp. II	1	10
Capitol Acquisition Corp. II	155,122	1,489,171
Chart Acquisition Corp.	124,265	1,236,437
China VantagePoint Acquisition Co. (c)(f)(h)	271	0
CIS Acquisition Ltd. (h)	144,147	1,455,885
Collabrium Japan Acquisition Corp. (h)	208,234	2,092,752
Infinity Cross Border Acquisition Corp. (h)	49,689	388,071
Lone Oak Acquisition Corp. (c)(f)(h)	112,297	924,204
MedWorth Acquisition Corp.	23,185	186,407
Quinpario Acquisition Corp.	91,455	933,755
ROI Acquisition Corp. II	57,484	578,289
Silver Eagle Acquisition Corp.	9,016	90,160
		15,547,791
Total Common Stocks (Cost $28,904,529)		27,768,957

	Principal
	Amount
CORPORATE BONDS - 0.05% (b)
Washington Mutual Inc.
0.000%, 09/17/2012 (c)(d)(f)	3,000,000	67,500
Total Corporate Bonds (Cost $0)		67,500

PROMISSORY NOTES - 0.17% (b)
Symbios Holdings, Inc.
15.000%, 12/16/2013 (c)(f)	450,000	–
UBPS Secured Convertible Promissory Note
12.000%, 12/28/2014 (Acquired 12/28/2012, Cost $234,000) (c)(f)(j)	234,000	234,000
Total Promissory Notes (Cost $684,000)		234,000

	Shares
WARRANTS - 0.93% (a)
Andina Acquisition Corp.
Expiration: March 2016	95,026	57,016
Exercise Price: $8.00 (h)
Aquasition Corp.
Expiration: January 2018	400,000	100,000
Exercise Price: $11.50 (h)
BGS Acquisition Corp.
Expiration: March 2017	120,615	25,329
Exercise Price: $10.00 (h)
Capitol Acquisition Corp. II
Expiration: May 2016	77,561	46,537
Exercise Price: $11.50
Chart Acquisition Corp.
Expiration: December 2017	124,265	65,860
Exercise Price: $11.50
CIS Acquisition Ltd. - Class A
Expiration: December 2017	144,147	50,451
Exercise Price: $10.00 (h)
Collabrium Japan Acquisition Corp.
Expiration: December 2017	208,234	58,305
Exercise Price: $11.50 (h)
EveryWare Global, Inc.
Expiration: May 2018	48,370	62,881
Exercise Price: $6.00
Global Eagle Acquisition Corp.
Expiration: January 2018	38,246	56,987
Exercise Price: $11.50
Healthcare Corp. of America
Expiration: November 2016	33,753	43,879
Exercise Price: $7.50
Hemisphere Media Group, Inc.
Expiration: April 2018	166,726	228,415
Exercise Price: $12.00
Infinity Cross Border Acquisition Corp.
Expiration: July 2016	301,149	180,689
Exercise Price: $7.00 (h)
Integrated Drilling Equipment Holdings Corp.
Expiration: December 2017	205,929	16,474
Exercise Price: $11.50
Lone Oak Acquisition Corp.
Expiration: March 2016	81,430	16,286
Exercise Price: $5.00 (h)
Nautilus Marine Acquisition Corporation
Expiration: June 2016	30,852	2,160
Exercise Price: $11.50 (h)
Net Element International, Inc.
Expiration: October 2017	191,697	76,679
Exercise Price: $7.50 (c)(f)
Preferred Apartment Communities
Expiration: March 2017	6,083	61
Exercise Price: $9.00 (c)(f)
Pingtan Marine Enterprise Ltd.
Expiration: February 2018	52,798	3,168
Exercise Price: $12.00 (h)
Prime Acquisition Corp.
Expiration: March 2016	50,142	40,114
Exercise Price: $7.50 (h)
RLJ Entertainment, Inc.
Expiration: October 2017	436,744	161,595
Exercise Price: $12.00
Selway Capital Acquisition Corp.
Expiration: November 2016	5,000	4,875
Exercise Price: $7.50 (Acquired 10/24/2012, Cost $0) (c)(j)
Total Warrants (Cost $907,075)		1,297,761

MONEY MARKET FUNDS - 3.76%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	2,851,154	2,851,154
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	2,362,895	2,362,895
Total Money Market Funds (Cost $5,214,049)		5,214,049

Total Investments (Cost $161,318,483) - 127.04%		176,380,284
Liabilities in Excess of Other Assets - (0.06)%		(82,046)
Preferred Stock - (26.98)%		(37,454,300)
TOTAL NET ASSETS - 100.00%		$138,843,938

Percenatge are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rates shown represent the rates at September 30, 2013.
(c)	Fair valued securities. The total market value of these securities was $12,998,855, representing 9.36% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at September 30, 2013.
(f)	Illiquid security. The total market value of these securities was $12,948,980, representing 9.33% of net assets.
(g)	Security undergoing full liquidation with all proceeds paid out to shareholders.
(h)	Foreign-issued security.
(i)	Affiliated security.
(j)	Restricted security.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 (Unaudited) in valuing the Fund's investments:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs Investments (Level 2)	Unobservable Inputs (Level 3)	Total

Investment Companies	$128,423,888	$200,885	$5,946,826	$134,571,599
Preferred Stocks	1,432,613	94,095	5,699,710	7,226,418
Common Stocks	21,131,297	5,668,456	969,204	27,768,957
Corporate Bonds	-	-	67,500	67,500
Promissory Notes	-	-	234,000	234,000
Warrants	771,639	521,186	4,936	1,297,761
Money Market Funds	5,214,049	-	-	5,214,049
Total	$156,973,486	$6,484,622	$12,922,176	$176,380,284

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2012	Acquisitions	Dispositions	Realized Gain	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 9/30/2013
Closed End Funds	$40,633	$-	$(1,065,569)	$-	$(103,306)	$1,295,068	$166,826
Auction Rate Preferred Securities	5,876,750	1,512,000	(1,825,000)	278,313	(62,063)	-	5,780,000
Preferred Stock	-	5,657,129	-	-	42,581	-	5,699,710
Common Stock	20,101	45,000	(20,101)	-	-	-	45,000
Special Purpose Acquisition Vehicles	-	250,331	-	-	(138,177)	812,050	924,204
Corporate Bonds	15,000	-	-	-	52,500	-	67,500
Convertible Notes	100,000	-	(100,000)	-	-	-	-
Promissory Notes	459,000	-	-	-	(225,000)	-	234,000
Structured Life Settlement Notes	188,321	-	(188,321)	-	-	-	-
Warrants	-	4,936	-	-	-	-	4,936
	$6,699,805	$7,469,396	$(3,198,991)	$278,313	$(433,465)	$2,107,118	$12,922,176

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013:

	Fair Value September 30, 2013	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$166,826	Market Transactions Approach	Discount to Last Reported Net Asset Value	Decrease
Auction Rate Preferred Securities	5,780,000	Market Comparables	Comparability Adjustments/ Broker Indications/ Company Announcements	Increase
Preferred Stock	5,699,710	Cost	Market Assessments/ Financial Assessments	Increase
Common Stock	45,000	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease
Special Purpose Acquisition Vehicles	924,204	Market Transactions Approach	Adjustments for Dividends and Announcements by Company	Increase
Corporate Bonds	67,500	Market Transactions Approach	Broker Bids	Increase
Promissory Notes	234,000	Cost	Terms of the Note/ Financial Assessments/ Company Announcements	Increase
Warrants	4,936	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments includin

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$161,318,483
Gross unrealized appreciation on investments	20,640,073
Gross unrealized depreciation on investments	(5,578,272)
Net unrealized appreciation	$15,061,801

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Special Opportunities Fund

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2013:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$1,297,761

The effect of derivative instruments on income for the period ended September 30, 2013:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$137,217
	on Investments

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net change in unrealized	$484,712
	appreciation of investments

The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding Voting shares during the period ended December 31, 2012 through September 30, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance at Dec. 31, 2012	Additions	Reductions	Share Balance at Sept. 30, 2013	Realized Gain	Dividend Income	Value at Sept. 30, 2013	Acquisition Cost
Aquasition Corp.*	400,000	-	-	400,000	-	-	4,012,000	3,915,747

* Aquasition Corp. is a Special Purpose Acquisition Company (SPAC). A SPAC is a publicly-traded buyout company that raises money in order to pursue the acquisition of an existing company.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date  November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date  November 26, 2013

By (Signature and Title) /s/ Gerald Hellerman
 Gerald Hellerman, Chief Financial Officer

Date  November 24, 2013